Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 18 — CONTINGENCIES

Management has regular litigation reviews, including updates from corporate and outside counsel, to assess the need for accounting recognition or disclosure of these contingencies. The Company accrues an undiscounted liability for those contingencies where the incurrence of a loss is probable, and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not record liabilities when the likelihood that the liability has been incurred is probable, but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. The Company does not believe the ultimate outcome of any currently pending lawsuit will have a material adverse effect upon the Company’s financial statements, and the liability is believed to be only reasonably possible or remote. In July 2021, the Company settled certain lawsuits on confidential terms with the lawsuits being dismissed with prejudice.

NOTE 18 — CONTINGENCIES

Management has regular litigation reviews, including updates from corporate and outside counsel, to assess the need for accounting recognition or disclosure of these contingencies. The Company accrues an undiscounted liability for those contingencies where the incurrence of a loss is probable, and the amount can be reasonably estimated. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not record liabilities when the likelihood that the liability has been incurred is probable, but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. As of December 31, 2020, based on the considerations of all relevant facts and circumstances, the Company does not believe the ultimate outcome of any currently pending lawsuit against Gulf Coast will have a material adverse effect upon the Company’s financial statements, and the liability is believed to be only reasonably possible or remote, therefore, no liability has been accrued on the Company’s consolidated financial statements as of December 31, 2020.

Rice Acquisition Corp. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Forward Purchase Agreement

The Company entered into an amended and restated forward purchase agreement (the “Forward Purchase Agreement”) with Atlas Point Fund, pursuant to which Atlas Point Fund, which is a fund managed by CIBC National Trust but is not affiliated with the Company or sponsor, agreed to purchase up to $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-third of one warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.67 per share (such forward purchase shares valued at $9.67 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination. The forward purchase warrants will have the same terms as the public warrants and the forward purchase shares will be identical to the shares of Class A common stock included in the units being sold in this offering, except the forward purchase shares and the forward purchase warrants will be subject to transfer restrictions and certain registration rights and the forward purchase units will consist of only one-third of one forward purchase warrant. The funds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. This agreement is independent of the percentage of stockholders electing to redeem their public shares and may provide the Company with an increased minimum funding level for the Initial Business Combination. The forward purchase agreement is subject to conditions, including Atlas Point Fund giving the Company its irrevocable written consent to purchase the forward purchase securities no later than five days after the Company notifies it of the Company’s intention to meet to consider entering into a definitive agreement for a proposed Business Combination. Atlas Point Fund may grant or withhold its consent to the purchase entirely within its sole discretion. Accordingly, if Atlas Point Fund does not consent to the purchase, it will not be obligated to purchase the forward purchase securities.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Additionally, pursuant to the Forward Purchase Agreement, the Company agreed to grant certain registration rights to Atlas Point Fund in connection with the issuance of any forward purchase units upon the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the registration of such securities.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 3,225,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 26, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 2,225,000 Units.

The underwriters were entitled to an underwriting discount of $0.20 per Unit (excluding the Affiliated Units purchased). As a result of affiliates of the Sponsor purchasing 1,980,000 Units, the Company paid an underwriting discount of approximately $4.3 million in the aggregate upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit (excluding the Affiliated Units), or approximately $7.6 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 6 — Commitments and Contingencies

Forward Purchase Agreement

The Company entered into an amended and restated forward purchase agreement (the “Forward Purchase Agreement”) with Atlas Point Fund, pursuant to which Atlas Point Fund, which is a fund managed by CIBC National Trust but is not affiliated with the Company or sponsor, agreed to purchase up to $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-third of one warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.67 per share (such forward purchase shares valued at $9.67 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination. The forward purchase warrants will have the same terms as the public warrants and the forward purchase shares will be identical to the shares of Class A common stock included in the units being sold in this offering, except the forward purchase shares and the forward purchase warrants will be subject to transfer restrictions and certain registration rights and the forward purchase units will consist of only one-third of one forward purchase warrant. The funds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. This agreement is independent of the percentage of stockholders electing to redeem their public shares and may provide the Company with an increased minimum funding level for the Initial Business Combination. The forward purchase agreement is subject to conditions, including the Company extending an offer to Atlas Point Fund to purchase the forward purchase securities, Atlas Point Fund giving the Company its irrevocable written consent to purchase the forward purchase securities no later than five days after the Company notifies it of the Company’s intention to meet to consider entering into a definitive agreement for a proposed Business Combination. Atlas Point Fund may grant or withhold its consent to the purchase entirely within its sole discretion. Accordingly, if Atlas Point Fund does not consent to the purchase, it will not be obligated to purchase the forward purchase securities.

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Additionally, pursuant to the Forward Purchase Agreement, the Company agreed to grant certain registration rights to Atlas Point Fund in connection with the issuance of any forward purchase units upon the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the registration of such securities.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 3,225,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On October 26, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 2,225,000 Units.

The underwriters were entitled to an underwriting discount of $0.20 per Unit (excluding the Affiliated Units purchased). As a result of affiliates of the Sponsor purchasing 1,980,000 Units, the Company paid an underwriting discount of approximately $4.3 million in the aggregate upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit (excluding the Affiliated Units), or approximately $7.6 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Aria Energy LLC [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

(15)  Commitments and Contingencies

(a)     Gas Rights Agreements

The Company has various gas rights agreements with Landfill owners that terminate from 2024 to 2036. In some cases these agreements are evergreen. The terms of the gas rights agreements generally require the payment of a royalty based on revenue generated from production.

(b)    Capital Commitments

The Company has $0 and $559 related to its construction projects at June 30, 2021 and December 31, 2020, respectively.

(c)     Leases

The Company leases office space in Novi, Michigan under a ten-year term with monthly lease payments starting at $4. After the first year the monthly lease payment is increased by 2% annually. On October 20, 2020 the Company signed a lease extension agreement for two additional years. The lease will expire on June 30, 2023. The total lease expense was $28 and $27 for the six months ended June 30, 2021 and 2020, respectively. Future minimum lease payments will be $32 for the remainder of 2021, $64 for fiscal year 2022 and $32 for fiscal year 2023.

(d)    Litigation

From time to time, the Company has become involved in claims and legal matters arising in the ordinary course of business. Management is not currently aware of any matters that will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

(e)     Concentrations

A substantial portion of the Company’s energy revenues are generated from one customer who comprises 47% and 31% of total revenue for the six months ended June 30, 2021 and 2020, respectively.

(f)     Environmental

The Company is subject to a range of federal, state and local regulations governing the wellfields (on the associated landfill) and pipelines. The Company believes its operations currently comply in all material respects all environmental laws and regulations applicable to its business. However, there can be no assurance that environmental requirements will not change in the future or that the Company will not incur significant costs to comply with such requirements.

Note 15 — Commitments and Contingencies

From time to time, the Company has become involved in claims and legal matters arising in the ordinary course of business. Management is not currently aware of any matters that will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

(a)    Gas Rights Agreements

The Company has various gas rights agreements with Landfill owners that terminate from 2024 to 2036. In some cases these agreements are evergreen. The terms of the gas rights agreements generally require the payment of a royalty based on revenue generated from production.

(b)    Capital Commitments

The Company has $559 and $7,584 related to its construction projects at December 31, 2020 and 2019, respectively.

(c)     Leases

The Company leases office space in Novi, Michigan under a ten year term with monthly lease payments starting at $4. After the first year the monthly lease payment is increased by 2% annually. Monthly rent is now $5. On October 20, 2020 the Company signed a lease extension agreement for two additional years. The lease will expire on June 30, 2023. The total lease expense was $63 and $62 for the years ended December 31, 2020 and 2019, respectively. Future minimum lease payments will be $64, $64 and $32 per year for 2021 - 2023, respectively.

(d)    Litigation

From time to time, the Company has become involved in claims and legal matters arising in the ordinary course of business. Management is not currently aware of any matters that will have a material adverse effect on the financial position, results of operations, or cash flows of the Company.

(e)     Concentrations

A substantial portion of the Company’s energy revenues are generated from one customer who comprises 32% and 28% of total revenue for the years ended December 31, 2020 and 2019, respectively.

(f)     Environmental

The Company is subject to a range of federal, state and local regulations governing the wellfields (on the associated landfill) and pipelines. The Company believes its operations currently comply in all material respects all environmental laws and regulations applicable to its business. However, there can be no assurance that environmental requirements will not change in the future or that the Company will not incur significant costs to comply with such requirements.